INVESTMENTS IN UNCONSOLIDATED ENTITIES 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Equity Method Investment Summarized Financial Information [Abstract]
Gross revenue	$ 1,296		$ 1,734		$ 2,138
Operating expense	(749)		(1,287)		(1,801)
Income from operations	547		447		337
Interest expense	(298)		(251)		(218)
Net income/earnings	291	[1]	222	[1]	(52)	[1]
Current assets	865		653
Noncurrent assets	13,161		9,439
Current liabilities	1,131		373
Noncurrent liabilities	$ 6,228		$ 4,547

[1]	Except for Gasoductos de Chihuahua, Energía Sierra Juárez, Eletrans and the Argentine investments, there was no income tax recorded by the entities, as they are primarily domestic partnerships.